OPERATING LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022 (remaining three months)	$ 383
2023	917
2024	693
2025	388
2026	285
Thereafter	763
Total operating lease payments	3,429	$ 2,189
Less: Imputed interest	(729)
Total operating lease liabilities	$ 2,700